Equities (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Stock Option Activity
A summary of stock option activity during the six years in the period ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2019	2,107,000	$9.13	$1.82
Granted	120,000	$9.57	$0.82
Exercised	(578,000)	$6.29	$1.58
Expired	(723,000)	$12.94	$1.95

Outstanding and exercisable at December 31, 2019	926,000	$7.98	$1.72

Granted	1,825,000	$9.41	$1.98
Exercised	(433,000)	$6.46	$1.88
Expired	(1,689,000)	$9.41	$1.77

Outstanding and exercisable at December 31, 2020	629,000	$9.35	$2.22

Granted	—	$—	$—
Exercised	(150,000)	$9.41	$1.43
Expired	(18,500)	$7.54	$1.43

Outstanding and exercisable at December 31, 2021	460,500	$9.41	$2.48

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$1.98

Outstanding and exercisable at December 31, 2022	307,000	$9.41	$2.73

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.47

Outstanding and exercisable at December 31, 2023	153,500	$9.41	$2.98

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.98

Outstanding and exercisable at December 31, 2024	—	$—	$—

Summary of Option Outstanding and Exercisable by Company
Details of the options outstanding and exercisable as of December 31, 2021 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2022	$9.41	January 1, 2022 to December 31, 2022	24.0
153,500	vest in January 2023	$9.41	January 1, 2023 to December 31, 2023	36.0
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0
Details of the options outstanding and exercisable as of December 31, 2022 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2023	$9.41	January 1, 2023 to December 31, 2023	36.0
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0
Details of the options outstanding and exercisable as of December 31, 2023 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0

Summary of Weighted Average Fair Value Options Granted	The weighted average fair values of options granted during 2019 and 2020 were $0.82 and $1.98, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2019	2020
Risk-free interest rate	1.71% to 2.10%	1.52% to 1.57%
Expected life	0.52 years to 1.52 years	0.94 years to 4.95 years
Expected volatility	23.14% to 25.46%	25.11% to 33.28%
Expected dividend yield	2.93%	0.00%